Portfolio of Investments
Touchstone Balanced Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 64.3%
	Information Technology — 20.1%
11,015	Apple, Inc.	$ 2,566,495
1,899	International Business Machines Corp.	419,831
6,968	Microsoft Corp.	2,998,331
8,869	NVIDIA Corp.	1,077,051
5,211	Oracle Corp.	887,954
2,651	Salesforce, Inc.	725,605
2,636	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	457,794
3,212	Texas Instruments, Inc.	663,503
1,654	Workday, Inc. - Class A*	404,254
		10,200,818
	Communication Services — 9.9%
11,074	Alphabet, Inc. - Class C	1,851,462
10,583	Comcast Corp. - Class A	442,052
3,759	Meta Platforms, Inc. - Class A	2,151,802
461	Netflix, Inc.*	326,973
2,571	Walt Disney Co. (The)	247,305
		5,019,594
	Health Care — 8.9%
2,147	Becton Dickinson & Co.	517,642
3,278	BioMarin Pharmaceutical, Inc.*	230,411
8,029	Bristol-Myers Squibb Co.	415,420
2,316	HCA Healthcare, Inc.	941,292
4,744	Johnson & Johnson	768,813
7,101	Medtronic PLC	639,303
1,746	UnitedHealth Group, Inc.	1,020,851
		4,533,732
	Financials — 8.7%
17,979	Bank of America Corp.	713,407
2,514	Berkshire Hathaway, Inc. - Class B*	1,157,094
7,676	Charles Schwab Corp. (The)	497,481
1,473	Goldman Sachs Group, Inc. (The)	729,297
346	Markel Group, Inc.*	542,729
2,775	Visa, Inc. - Class A	762,986
		4,402,994
	Consumer Discretionary — 5.0%
3,174	Airbnb, Inc. - Class A*	402,495
1,920	Alibaba Group Holding Ltd. (China) ADR	203,750
8,753	Amazon.com, Inc.*	1,630,946
3,289	Starbucks Corp.	320,645
		2,557,836
	Industrials — 4.8%
2,685	Boeing Co. (The)*	408,227
771	FedEx Corp.	211,007
833	Hubbell, Inc.	356,816
4,775	RTX Corp.	578,539
3,309	Southwest Airlines Co.	98,046
5,771	SS&C Technologies Holdings, Inc.	428,266
3,153	Stanley Black & Decker, Inc.	347,240
		2,428,141
	Consumer Staples — 2.7%
1,676	Diageo PLC (United Kingdom) ADR	235,210
8,719	Monster Beverage Corp.*	454,870
5,606	Philip Morris International, Inc.	680,568
		1,370,648
Shares		Market Value
	Common Stocks — 64.3% (Continued)
	Energy — 1.7%
6,188	Exxon Mobil Corp.	$ 725,357
3,745	Schlumberger NV	157,103
		882,460
	Materials — 1.6%
4,821	DuPont de Nemours, Inc.	429,600
3,510	International Flavors & Fragrances, Inc.	368,304
		797,904
	Real Estate — 0.9%
1,648	Jones Lang LaSalle, Inc.*	444,647
	Total Common Stocks	$32,638,774
Principal Amount
	Corporate Bonds — 19.4%
	Financials — 5.1%
$ 105,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	99,125
114,000	American Express Co., 5.282%, 7/27/29	118,032
107,000	American Tower Corp. REIT, 5.900%, 11/15/33	114,880
112,000	Ares Capital Corp., 3.250%, 7/15/25	110,326
81,000	Bank of America Corp., 2.687%, 4/22/32	72,176
82,000	Bank of America Corp., 3.705%, 4/24/28	80,793
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	91,322
80,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	86,564
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	64,700
130,000	Citigroup, Inc., 4.542%, 9/19/30	130,058
60,000	Citigroup, Inc., 6.174%, 5/25/34	63,965
112,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.950%, 2/15/27(A)	110,390
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	107,743
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	54,115
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	117,640
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	97,603
86,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	89,645
112,000	Mastercard, Inc., 2.000%, 11/18/31	96,688
109,000	Morgan Stanley, 3.950%, 4/23/27	107,883
66,000	Morgan Stanley, 5.297%, 4/20/37	66,373
74,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	74,240
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	90,990
117,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.847%, 6/1/28(A)	113,883
98,000	Royal Bank of Canada (Canada), MTN, 4.969%, 8/2/30	100,475
117,000	State Street Corp., (TSFR3M + 1.262%), 6.208%, 6/15/47(A)	101,485
185,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.050%, 5/15/27(A)	182,685
68,000	US Bancorp, 4.967%, 7/22/33	67,805
		2,611,584
	Industrials — 2.2%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	89,881
83,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	90,576
94,000	FedEx Corp., 5.100%, 1/15/44	91,514
102,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	105,456
120,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	125,687
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	79,208
54,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	55,020
130,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.115%, 2/15/42(A)	116,563
70,000	Timken Co. (The), 4.500%, 12/15/28	69,812
114,000	Waste Management, Inc., 4.875%, 2/15/34	117,448

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 19.4% (Continued)
	Industrials — 2.2% (Continued)
$ 52,000	WestRock MWV LLC, 8.200%, 1/15/30	$ 60,671
117,000	Xylem, Inc., 1.950%, 1/30/28	108,594
		1,110,430
	Consumer Discretionary — 2.1%
153,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	128,851
86,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	85,861
161,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	140,733
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	66,224
84,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	86,485
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	114,349
64,000	Mattel, Inc., 5.450%, 11/1/41	61,155
113,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	107,978
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	106,665
60,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	61,207
112,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	86,398
		1,045,906
	Consumer Staples — 2.0%
63,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	61,974
36,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	38,386
7,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	7,704
88,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	81,840
155,000	Coca-Cola Co. (The), 2.500%, 3/15/51	101,323
64,000	Kroger Co. (The), 5.000%, 4/15/42	62,059
30,000	Kroger Co. (The), 5.650%, 9/15/64	30,132
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	85,949
40,000	Mars, Inc., 144a, 3.600%, 4/1/34	36,936
55,000	PepsiCo, Inc., 1.625%, 5/1/30	48,382
156,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	130,025
125,000	Philip Morris International, Inc., 5.375%, 2/15/33	130,618
65,000	Starbucks Corp., 3.350%, 3/12/50	47,745
70,000	Tyson Foods, Inc., 5.400%, 3/15/29	72,649
62,000	Walmart, Inc., 4.500%, 9/9/52	60,174
		995,896
	Energy — 1.6%
104,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	107,247
93,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	83,166
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	28,396
106,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	117,216
87,000	HF Sinclair Corp., 5.000%, 2/1/28	86,552
95,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	94,392
97,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	114,720
89,000	Occidental Petroleum Corp., 7.950%, 6/15/39	106,592
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	20,255
80,000	Western Midstream Operating LP, 5.250%, 2/1/50	72,604
		831,140
	Health Care — 1.6%
84,000	AbbVie, Inc., 4.450%, 5/14/46	78,334
90,000	Amgen, Inc., 5.150%, 3/2/28	92,676
67,000	Becton Dickinson & Co., 4.685%, 12/15/44	62,560
86,000	CommonSpirit Health, 4.187%, 10/1/49	73,143
73,000	CVS Health Corp., 5.125%, 7/20/45	67,950
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	87,642
72,000	Elevance Health, Inc., 4.750%, 2/15/33	72,768
72,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	76,544
Principal Amount		MarketValue
	Corporate Bonds — 19.4% (Continued)
	Health Care — 1.6% (Continued)
$ 107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	$ 92,097
100,000	Viatris, Inc., 2.700%, 6/22/30	88,799
		792,513
	Communication Services — 1.4%
66,000	AT&T, Inc., 3.800%, 12/1/57	49,842
54,000	AT&T, Inc., 4.500%, 5/15/35	52,423
42,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	42,831
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	57,862
74,000	Comcast Corp., 4.000%, 3/1/48	61,929
28,000	Paramount Global, 4.200%, 5/19/32	24,809
104,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	105,697
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	114,710
42,000	T-Mobile USA, Inc., 5.750%, 1/15/54	44,591
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	64,176
120,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	114,566
		733,436
	Information Technology — 1.4%
107,000	Apple, Inc., 4.650%, 2/23/46	106,112
112,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	101,655
128,000	Cisco Systems, Inc., 4.850%, 2/26/29	132,326
105,000	Marvell Technology, Inc., 2.950%, 4/15/31	94,763
54,000	Micron Technology, Inc., 2.703%, 4/15/32	47,128
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,962
138,000	Microsoft Corp., 2.525%, 6/1/50	94,584
46,000	Oracle Corp., 2.650%, 7/15/26	44,701
32,000	Oracle Corp., 3.600%, 4/1/40	26,574
24,000	Oracle Corp., 4.300%, 7/8/34	23,212
		693,017
	Utilities — 1.0%
127,000	CMS Energy Corp., 4.750%, 6/1/50	122,551
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	64,851
72,000	Edison International, 4.125%, 3/15/28	71,333
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	68,242
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	90,996
89,000	PacifiCorp., 5.750%, 4/1/37	94,228
		512,201
	Real Estate — 0.7%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	98,014
94,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	89,719
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	74,415
46,000	Store Capital LLC REIT, 2.700%, 12/1/31	39,049
8,000	Store Capital LLC REIT, 2.750%, 11/18/30	6,991
63,000	Store Capital LLC REIT, 4.625%, 3/15/29	61,717
		369,905
	Materials — 0.3%
89,000	Celanese US Holdings LLC, 6.379%, 7/15/32	95,070
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	75,624
		170,694
	Total Corporate Bonds	$9,866,722
	U.S. Treasury Obligations — 7.0%
345,000	U.S. Treasury Bond, 4.125%, 8/15/44	341,927
55,000	U.S. Treasury Bond, 4.250%, 8/15/54	56,092
80,000	U.S. Treasury Note, 3.875%, 8/15/34	80,475
80,000	U.S. Treasury Note, 4.000%, 8/31/26	80,109
525,000	U.S. Treasury Note, 4.000%, 1/31/29	533,613
2,000	U.S. Treasury Note, 4.000%, 2/15/34	2,032

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Treasury Obligations — 7.0% (Continued)
$ 315,000	U.S. Treasury Note, 4.375%, 11/30/28	$ 324,487
320,000	U.S. Treasury Note, 4.375%, 5/15/34	334,750
1,525,000	U.S. Treasury Note, 4.625%, 4/30/29	1,591,481
210,000	U.S. Treasury Note, 4.875%, 5/31/26	213,839
	Total U.S. Treasury Obligations	$3,558,805
	U.S. Government Mortgage-Backed Obligations — 3.6%
83,842	FHLMC, Pool #G05624, 4.500%, 9/1/39	84,867
60,817	FHLMC, Pool #Q29260, 4.000%, 10/1/44	59,444
271,676	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	267,252
284,623	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	280,228
265,003	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	260,911
256,044	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	256,425
270,479	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	270,565
33,320	FNMA, Pool #725423, 5.500%, 5/1/34	34,372
30,693	FNMA, Pool #725610, 5.500%, 7/1/34	31,663
7,017	FNMA, Pool #890310, 4.500%, 12/1/40	7,095
25,324	FNMA, Pool #AD9193, 5.000%, 9/1/40	26,080
254,888	FNMA, Pool #FS2906, 5.000%, 9/1/52	255,017
	Total U.S. Government Mortgage-Backed Obligations	$1,833,919
	Commercial Mortgage-Backed Securities — 3.5%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	53,494
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	127,104
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	245,886
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	67,297
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	156,353
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	232,315
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	79,529
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	71,060
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	227,119
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	162,755
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	73,736
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	158,583
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	135,079
	Total Commercial Mortgage-Backed Securities	$1,790,310
	Sovereign Government Obligations — 0.3%
146,000	Peruvian Government International Bond, 2.780%, 12/1/60	87,914
74,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	75,582
	Total Sovereign Government Obligations	$163,496
Shares		MarketValue
	Short-Term Investment Fund — 1.7%
883,175	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	$ 883,175
	Total Investment Securities—99.8% (Cost $37,542,679)	$50,735,201
	Other Assets in Excess of Liabilities — 0.2%	84,062
	Net Assets — 100.0%	$50,819,263
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $1,741,482 or 3.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$32,638,774	$—	$—	$32,638,774
Corporate Bonds	—	9,866,722	—	9,866,722
U.S. Treasury Obligations	—	3,558,805	—	3,558,805
U.S. Government Mortgage-Backed Obligations	—	1,833,919	—	1,833,919
Commercial Mortgage-Backed Securities	—	1,790,310	—	1,790,310
Sovereign Government Obligations	—	163,496	—	163,496
Short-Term Investment Fund	883,175	—	—	883,175
Total	$33,521,949	$17,213,252	$—	$50,735,201
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 44.5%
	Financials — 11.9%
$ 187,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 176,538
239,000	American Express Co., 5.282%, 7/27/29	247,453
285,000	American Tower Corp. REIT, 5.900%, 11/15/33	305,989
191,000	Ares Capital Corp., 3.250%, 7/15/25	188,145
135,000	Bank of America Corp., 2.687%, 4/22/32	120,293
169,000	Bank of America Corp., 3.705%, 4/24/28	166,512
226,000	Bank of Montreal (Canada), 3.803%, 12/15/32	219,562
206,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	222,902
167,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	150,290
254,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	222,566
119,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	109,990
254,000	Citigroup, Inc., 4.542%, 9/19/30	254,113
122,000	Citigroup, Inc., 6.174%, 5/25/34	130,063
212,000	Citizens Bank NA, 4.575%, 8/9/28	211,689
236,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.950%, 2/15/27(A)	232,608
237,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	209,303
123,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	121,020
173,000	JPMorgan Chase & Co., 2.956%, 5/13/31	158,998
226,000	JPMorgan Chase & Co., 3.509%, 1/23/29	220,583
173,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	180,331
252,000	Mastercard, Inc., 2.000%, 11/18/31	217,548
210,000	Morgan Stanley, 3.950%, 4/23/27	207,849
170,000	Morgan Stanley, 5.297%, 4/20/37	170,961
185,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	185,600
266,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	214,189
281,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.847%, 6/1/28(A)	273,514
204,000	Royal Bank of Canada (Canada), MTN, 4.969%, 8/2/30	209,152
230,000	State Street Corp., (TSFR3M + 1.262%), 6.208%, 6/15/47(A)	199,500
349,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.050%, 5/15/27(A)	344,633
159,000	US Bancorp, 4.967%, 7/22/33	158,543
		6,030,437
	Industrials — 4.8%
183,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	164,483
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	207,343
229,000	FedEx Corp., 5.100%, 1/15/44	222,944
202,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	208,844
228,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	238,805
164,000	Norfolk Southern Corp., 4.837%, 10/1/41	160,373
108,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	110,039
254,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.115%, 2/15/42(A)	227,746
140,000	Timken Co. (The), 4.500%, 12/15/28	139,623
239,000	Waste Management, Inc., 4.875%, 2/15/34	246,228
347,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	333,728
136,000	WestRock MWV LLC, 8.200%, 1/15/30	158,677
		2,418,833
	Consumer Discretionary — 4.8%
289,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	243,385
172,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	171,723
454,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	396,851
153,000	Home Depot, Inc. (The), 5.950%, 4/1/41	171,733
159,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	163,704
171,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	177,804
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Consumer Discretionary — 4.8% (Continued)
$ 208,000	Lowe's Cos., Inc., 4.500%, 4/15/30	$ 210,483
126,000	Mattel, Inc., 5.450%, 11/1/41	120,398
227,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	216,911
241,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	233,694
125,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	127,514
238,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	183,595
		2,417,795
	Consumer Staples — 4.0%
133,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	130,833
69,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	73,573
17,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	18,710
206,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	200,595
185,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	172,051
302,000	Coca-Cola Co. (The), 2.500%, 3/15/51	197,416
144,000	Kroger Co. (The), 5.000%, 4/15/42	139,632
4,000	Kroger Co. (The), 5.650%, 9/15/64	4,018
226,000	Mars, Inc., 144a, 3.875%, 4/1/39	202,339
46,000	Mars, Inc., 144a, 3.600%, 4/1/34	42,476
310,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	258,383
253,000	Philip Morris International, Inc., 5.375%, 2/15/33	264,370
111,000	Starbucks Corp., 3.350%, 3/12/50	81,533
129,000	Tyson Foods, Inc., 5.400%, 3/15/29	133,882
132,000	Walmart, Inc., 4.500%, 9/9/52	128,112
		2,047,923
	Energy — 3.9%
180,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	177,701
222,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	198,526
70,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	66,259
307,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	339,483
171,000	HF Sinclair Corp., 5.000%, 2/1/28	170,119
180,608	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	154,550
266,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	264,296
199,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	235,354
167,000	Occidental Petroleum Corp., 7.950%, 6/15/39	200,010
203,000	Western Midstream Operating LP, 5.250%, 2/1/50	184,232
		1,990,530
	Health Care — 3.7%
191,000	AbbVie, Inc., 4.450%, 5/14/46	178,117
156,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	126,192
204,000	Amgen, Inc., 5.150%, 3/2/28	210,066
179,000	Becton Dickinson & Co., 4.685%, 12/15/44	167,138
177,000	CommonSpirit Health, 4.187%, 10/1/49	150,539
162,000	CVS Health Corp., 5.125%, 7/20/45	150,793
197,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	166,015
183,000	Elevance Health, Inc., 4.750%, 2/15/33	184,952
152,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	161,593
210,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	180,751
204,000	Viatris, Inc., 2.700%, 6/22/30	181,149
		1,857,305
	Information Technology — 3.3%
228,000	Apple, Inc., 4.650%, 2/23/46	226,109
291,000	Broadcom, Inc., 4.150%, 11/15/30	286,843
16,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	14,522
272,000	Cisco Systems, Inc., 4.850%, 2/26/29	281,193
245,000	Marvell Technology, Inc., 2.950%, 4/15/31	221,113
136,000	Micron Technology, Inc., 2.703%, 4/15/32	118,692

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Information Technology — 3.3% (Continued)
$ 56,000	Micron Technology, Inc., 6.750%, 11/1/29	$ 61,493
282,000	Microsoft Corp., 2.525%, 6/1/50	193,280
117,000	Oracle Corp., 2.650%, 7/15/26	113,697
81,000	Oracle Corp., 3.600%, 4/1/40	67,265
64,000	Oracle Corp., 4.300%, 7/8/34	61,900
		1,646,107
	Communication Services — 3.1%
128,000	AT&T, Inc., 3.800%, 12/1/57	96,663
161,000	AT&T, Inc., 4.500%, 5/15/35	156,298
82,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	83,622
138,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	133,083
164,000	Comcast Corp., 4.000%, 3/1/48	137,247
62,000	Paramount Global, 4.200%, 5/19/32	54,933
216,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	219,525
226,000	T-Mobile USA, Inc., 3.875%, 4/15/30	219,700
99,000	T-Mobile USA, Inc., 5.750%, 1/15/54	105,108
228,000	Verizon Communications, Inc., 2.987%, 10/30/56	149,308
236,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	225,313
		1,580,800
	Utilities — 2.2%
295,000	CMS Energy Corp., 4.750%, 6/1/50	284,667
126,000	Duke Energy Progress LLC, 4.150%, 12/1/44	110,421
140,000	Edison International, 4.125%, 3/15/28	138,703
143,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	136,961
228,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	149,607
251,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	181,270
86,000	PacifiCorp., 5.750%, 4/1/37	91,052
		1,092,681
	Real Estate — 1.8%
243,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	238,175
244,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	232,887
195,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	196,093
80,000	Store Capital LLC REIT, 2.700%, 12/1/31	67,911
45,000	Store Capital LLC REIT, 2.750%, 11/18/30	39,328
127,000	Store Capital LLC REIT, 4.625%, 3/15/29	124,414
		898,808
	Materials — 1.0%
119,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	114,544
215,000	Celanese US Holdings LLC, 6.379%, 7/15/32	229,663
203,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	184,960
		529,167
	Total Corporate Bonds	$22,510,386
	U.S. Treasury Obligations — 20.2%
1,165,000	U.S. Treasury Bond, 4.125%, 8/15/44	1,154,624
1,315,000	U.S. Treasury Bond, 4.250%, 8/15/54	1,341,095
1,000	U.S. Treasury Note, 3.375%, 5/15/33	972
157,000	U.S. Treasury Note, 3.875%, 8/15/34	157,932
1,330,000	U.S. Treasury Note, 4.000%, 8/31/26	1,331,818
830,000	U.S. Treasury Note, 4.000%, 1/31/29	843,617
2,718,000	U.S. Treasury Note, 4.000%, 2/15/34	2,761,743
580,000	U.S. Treasury Note, 4.375%, 7/31/26	586,933
185,000	U.S. Treasury Note, 4.375%, 5/15/34	193,527
1,760,000	U.S. Treasury Note, 4.625%, 4/30/29	1,836,725
	Total U.S. Treasury Obligations	$10,208,986
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 9.4%
$ 675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	$ 664,392
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	254,096
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	327,511
110,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	115,824
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	62,104
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	227,760
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	356,838
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	216,192
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	346,417
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.661%, 10/15/36(A)	201,854
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	770,691
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	99,848
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.414%, 11/15/35(A)	325,331
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	349,017
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48(A)(B)	319,574
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	66,564
80,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	78,824
	Total Commercial Mortgage-Backed Securities	$4,782,837
	U.S. Government Mortgage-Backed Obligations — 6.0%
36,192	FHLMC, Pool #A95946, 4.000%, 1/1/41	35,800
23,447	FHLMC, Pool #A96485, 4.500%, 1/1/41	23,734
7,430	FHLMC, Pool #G03217, 5.500%, 9/1/37	7,656
3,742	FHLMC, Pool #G03781, 6.000%, 1/1/38	3,943
503,619	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	418,661
2,117	FNMA, Pool #561741, 7.500%, 1/1/31	2,187
125,388	FNMA, Pool #725423, 5.500%, 5/1/34	129,346
113,679	FNMA, Pool #725610, 5.500%, 7/1/34	117,272
2,976	FNMA, Pool #889734, 5.500%, 6/1/37	3,074
20,586	FNMA, Pool #AB1149, 5.000%, 6/1/40	21,201
18,588	FNMA, Pool #AB1800, 4.000%, 11/1/40	18,366
32,488	FNMA, Pool #AD3795, 4.500%, 4/1/40	32,849
36,910	FNMA, Pool #AD9150, 5.000%, 8/1/40	38,012
84,413	FNMA, Pool #AD9193, 5.000%, 9/1/40	86,931
53,893	FNMA, Pool #AE0548, 4.500%, 11/1/40	54,493
44,432	FNMA, Pool #AE4429, 4.000%, 10/1/40	43,902
529	FNMA, Pool #AH2666, 4.000%, 1/1/26	525
1,157	FNMA, Pool #AH3493, 4.000%, 2/1/26	1,149
69,797	FNMA, Pool #AL0054, 4.500%, 2/1/41	70,574
201,856	FNMA, Pool #AR9195, 3.000%, 3/1/43	187,260
171,673	FNMA, Pool #AT2016, 3.000%, 4/1/43	159,260
132,407	FNMA, Pool #BC1158, 3.500%, 2/1/46	124,893
283,776	FNMA, Pool #FM4996, 2.000%, 12/1/50	238,902
159,238	FNMA, Pool #FM5468, 2.500%, 1/1/36	150,464
249,672	FNMA, Pool #FM5682, 2.500%, 1/1/51	217,637
76,249	FNMA, Pool #MA1175, 3.000%, 9/1/42	70,816
44,110	FNMA, Pool #MA2177, 4.000%, 2/1/35	43,888
275,148	FNMA, Pool #MA4166, 3.000%, 10/1/40	257,550

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.0% (Continued)
$ 60,560	GNMA, Pool #4853, 4.000%, 11/20/40	$ 60,099
46,973	GNMA, Pool #4883, 4.500%, 12/20/40	47,519
185,191	GNMA, Pool #5175, 4.500%, 9/20/41	187,345
16,083	GNMA, Pool #736696, 4.500%, 5/15/40	16,207
112,510	GNMA, Pool #AD1745, 3.000%, 2/20/43	102,652
69,544	GNMA, Pool #MA1157, 3.500%, 7/20/43	66,660
	Total U.S. Government Mortgage-Backed Obligations	$3,040,827
	Non-Agency Collateralized Mortgage Obligations — 6.0%
36,658	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.557%, 7/25/43(A)(B)	35,411
156,570	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.500%, 6/25/45(A)(B)	152,010
236,548	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.642%, 10/25/45(A)(B)	224,283
241,296	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	239,438
105,715	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.407%, 5/25/43(A)(B)	103,095
166,733	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.895%, 1/25/45(A)(B)	159,756
105,312	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.768%, 12/25/44(A)(B)	100,865
289,417	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	282,910
75	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	74
380,111	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.574%, 2/25/48(A)(B)	346,733
216,592	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	214,096
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	258,826
75,849	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	33,091
35,462	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(B)	34,451
52,984	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.491%, 5/25/43(A)(B)	51,464
415,952	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.740%, 8/25/48(A)(B)	408,497
376,956	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.740%, 8/25/48(A)(B)	370,200
19,927	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,857
	Total Non-Agency Collateralized Mortgage Obligations	$3,033,057
	Asset-Backed Securities — 5.1%
340,375	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	308,773
143,183	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	139,000
285,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	272,310
265,990	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	261,414
147,500	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	145,409
293,250	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	284,494
Principal Amount		Market Value
	Asset-Backed Securities — 5.1% (Continued)
$ 375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.241%, 10/19/34(A)	$ 375,595
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (TSFR3M + 1.462%), 6.763%, 10/15/34(A)	350,401
292,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	281,483
191,400	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	178,909
	Total Asset-Backed Securities	$2,597,788
	Agency Collateralized Mortgage Obligations — 3.5%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	169,573
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	546,796
7,105	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	6,836
179,022	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	170,213
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	369,920
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	534,155
	Total Agency Collateralized Mortgage Obligations	$1,797,493
	Sovereign Government Obligations — 0.9%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	196,843
206,000	Chile Government International Bond, 3.100%, 1/22/61	137,005
138,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	140,950
	Total Sovereign Government Obligations	$474,798
Shares
	Short-Term Investment Fund — 4.3%
2,163,645	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	2,163,645
	Total Investment Securities—99.9% (Cost $51,798,703)	$50,609,817
	Other Assets in Excess of Liabilities — 0.1%	31,505
	Net Assets — 100.0%	$50,641,322
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.

Touchstone Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $11,827,358 or 23.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$22,510,386	$—	$22,510,386
U.S. Treasury Obligations	—	10,208,986	—	10,208,986
Commercial Mortgage-Backed Securities	—	4,782,837	—	4,782,837
U.S. Government Mortgage-Backed Obligations	—	3,040,827	—	3,040,827
Non-Agency Collateralized Mortgage Obligations	—	3,033,057	—	3,033,057
Asset-Backed Securities	—	2,597,788	—	2,597,788
Agency Collateralized Mortgage Obligations	—	1,797,493	—	1,797,493
Sovereign Government Obligations	—	474,798	—	474,798
Short-Term Investment Fund	2,163,645	—	—	2,163,645
Other Financial Instruments
Swap Agreements
Credit contracts	—	29	—	29
Total	$2,163,645	$48,446,201	$—	$50,609,846
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/29	$2,020,000	5.000%	ICE	Markit CDX North America High Yield Series 43 5Y Index	$(147,403)	$(147,432)	$29
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.9%
	Information Technology — 32.0%
73,075	Apple, Inc.	$ 17,026,475
9,185	International Business Machines Corp.	2,030,620
47,532	Microsoft Corp.	20,453,020
58,650	NVIDIA Corp.	7,122,456
33,515	Oracle Corp.	5,710,956
18,589	Salesforce, Inc.	5,087,995
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	2,846,104
21,995	Texas Instruments, Inc.	4,543,507
12,022	Workday, Inc. - Class A*	2,938,297
		67,759,430
	Communication Services — 15.1%
72,595	Alphabet, Inc. - Class C	12,137,158
68,406	Comcast Corp. - Class A	2,857,318
23,729	Meta Platforms, Inc. - Class A	13,583,429
2,405	Netflix, Inc.*	1,705,794
16,977	Walt Disney Co. (The)	1,633,018
		31,916,717
	Health Care — 13.7%
13,542	Becton Dickinson & Co.	3,264,976
20,439	BioMarin Pharmaceutical, Inc.*	1,436,657
50,911	Bristol-Myers Squibb Co.	2,634,135
14,303	HCA Healthcare, Inc.	5,813,168
31,464	Johnson & Johnson	5,099,056
46,126	Medtronic PLC	4,152,724
11,520	UnitedHealth Group, Inc.	6,735,514
		29,136,230
	Financials — 12.7%
113,647	Bank of America Corp.	4,509,513
14,690	Berkshire Hathaway, Inc. - Class B*	6,761,219
50,720	Charles Schwab Corp. (The)	3,287,163
8,310	Goldman Sachs Group, Inc. (The)	4,114,364
2,156	Markel Group, Inc.*	3,381,859
17,688	Visa, Inc. - Class A	4,863,316
		26,917,434
	Consumer Discretionary — 8.4%
21,072	Airbnb, Inc. - Class A*	2,672,140
11,414	Alibaba Group Holding Ltd. (China) ADR	1,211,254
61,240	Amazon.com, Inc.*	11,410,849
25,379	Starbucks Corp.	2,474,199
		17,768,442
	Industrials — 7.3%
17,486	Boeing Co. (The)*	2,658,571
7,486	FedEx Corp.	2,048,769
5,277	Hubbell, Inc.	2,260,403
26,402	RTX Corp.	3,198,866
38,487	SS&C Technologies Holdings, Inc.	2,856,120
21,573	Stanley Black & Decker, Inc.	2,375,835
		15,398,564
Shares		Market Value
	Common Stocks — 99.9% (Continued)
	Consumer Staples — 4.3%
11,277	Diageo PLC (United Kingdom) ADR	$ 1,582,614
57,938	Monster Beverage Corp.*	3,022,625
36,982	Philip Morris International, Inc.	4,489,615
		9,094,854
	Energy — 2.7%
39,648	Exxon Mobil Corp.	4,647,539
28,112	Schlumberger NV	1,179,298
		5,826,837
	Materials — 2.3%
27,360	DuPont de Nemours, Inc.	2,438,050
22,409	International Flavors & Fragrances, Inc.	2,351,376
		4,789,426
	Real Estate — 1.4%
11,418	Jones Lang LaSalle, Inc.*	3,080,691
	Total Common Stocks	$211,688,625
	Short-Term Investment Fund — 0.2%
371,892	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	371,892
	Total Investment Securities—100.1% (Cost $91,229,792)	$212,060,517
	Liabilities in Excess of Other Assets — (0.1%)	(215,287)
	Net Assets — 100.0%	$211,845,230
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$211,688,625	$—	$—	$211,688,625
Short-Term Investment Fund	371,892	—	—	371,892
Total	$212,060,517	$—	$—	$212,060,517
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Industrials — 23.9%
10,113	Albany International Corp. - Class A	$ 898,540
1,810	CACI International, Inc. - Class A*	913,254
3,619	Clean Harbors, Inc.*	874,748
5,738	Crane Co.	908,211
18,324	CSG Systems International, Inc.	891,463
2,810	Curtiss-Wright Corp.	923,619
2,020	EMCOR Group, Inc.	869,671
8,778	ESCO Technologies, Inc.	1,132,186
34,725	ExlService Holdings, Inc.*	1,324,759
9,940	Federal Signal Corp.	928,992
12,750	Hexcel Corp.	788,333
6,348	ITT, Inc.	949,089
17,892	KBR, Inc.	1,165,306
9,752	MAXIMUS, Inc.	908,496
27,630	WNS Holdings Ltd. (India) ADR*	1,456,377
25,980	Zurn Elkay Water Solutions Corp.	933,721
		15,866,765
	Information Technology — 17.5%
6,662	Advanced Energy Industries, Inc.	701,109
27,920	Box, Inc. - Class A*	913,822
79,969	CCC Intelligent Solutions Holdings, Inc.*	883,657
15,390	Ciena Corp.*	947,870
5,427	CommVault Systems, Inc.*	834,944
40,076	DoubleVerify Holdings, Inc.*	674,880
41,990	LiveRamp Holdings, Inc.*	1,040,512
4,582	Onto Innovation, Inc.*	951,040
7,160	Qualys, Inc.*	919,774
19,521	RingCentral, Inc. - Class A*	617,449
4,514	SPS Commerce, Inc.*	876,483
23,490	Teradata Corp.*	712,687
20,942	Tower Semiconductor Ltd. (Israel)*	926,893
25,762	Verint Systems, Inc.*	652,551
		11,653,671
	Health Care — 17.5%
13,899	Astrana Health, Inc.*	805,308
10,784	Bio-Techne Corp.	861,964
1,350	Chemed Corp.	811,310
18,910	Doximity, Inc. - Class A*	823,909
14,150	Encompass Health Corp.	1,367,456
5,577	Ensign Group, Inc. (The)	802,084
18,995	Globus Medical, Inc. - Class A*	1,358,902
13,994	Haemonetics Corp.*	1,124,838
17,234	LivaNova PLC*	905,474
8,483	Merit Medical Systems, Inc.*	838,375
41,838	Option Care Health, Inc.*	1,309,530
35,761	Progyny, Inc.*	599,354
		11,608,504
	Consumer Discretionary — 14.5%
9,090	Champion Homes, Inc.*	862,186
6,400	Crocs, Inc.*	926,784
16,384	Frontdoor, Inc.*	786,268
6,730	Grand Canyon Education, Inc.*	954,650
16,406	Malibu Boats, Inc. - Class A*	636,717
6,172	Oxford Industries, Inc.	535,483
7,730	PVH Corp.	779,416
19,940	Steven Madden Ltd.	976,861
11,038	Stride, Inc.*	941,652
4,328	Texas Roadhouse, Inc.	764,325
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Consumer Discretionary — 14.5% (Continued)
1,414	TopBuild Corp.*	$ 575,229
22,100	YETI Holdings, Inc.*	906,763
		9,646,334
	Real Estate — 8.9%
15,950	Agree Realty Corp. REIT	1,201,513
45,410	Apple Hospitality REIT, Inc.	674,339
6,013	Colliers International Group, Inc. (Canada)	912,834
39,015	COPT Defense Properties REIT	1,183,325
32,280	Kite Realty Group Trust REIT	857,357
26,960	STAG Industrial, Inc. REIT	1,053,866
		5,883,234
	Financials — 6.7%
20,675	Atlantic Union Bankshares Corp.	778,827
2,796	Evercore, Inc. - Class A	708,339
51,068	FNB Corp.	720,570
29,670	Home BancShares, Inc.	803,760
8,120	SouthState Corp.	789,102
14,445	Webster Financial Corp.	673,281
		4,473,879
	Materials — 3.9%
8,429	Ashland, Inc.	733,070
3,271	Eagle Materials, Inc.	940,903
17,061	Silgan Holdings, Inc.	895,703
		2,569,676
	Communication Services — 3.4%
52,426	Cargurus, Inc.*	1,574,353
14,019	Ziff Davis, Inc.*	682,164
		2,256,517
	Energy — 2.5%
12,611	Cactus, Inc. - Class A	752,498
35,510	Oceaneering International, Inc.*	883,134
		1,635,632
	Total Common Stocks	$65,594,212
	Short-Term Investment Fund — 1.3%
885,776	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	885,776
	Total Investment Securities—100.1% (Cost $45,517,881)	$66,479,988
	Liabilities in Excess of Other Assets — (0.1%)	(65,862)
	Net Assets — 100.0%	$66,414,126
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$65,594,212	$—	$—	$65,594,212
Short-Term Investment Fund	885,776	—	—	885,776
Total	$66,479,988	$—	$—	$66,479,988
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments.The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.